Taxes on Income (Details) - Schedule of deferred tax assets and liabilities - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets:
Net operating losses carry forward	$ 7,792	$ 7,262
Research and development	2,312	1,473
Lease liability	10,161
Reserves and allowances	7,140	2,954
Other	1,011	724
Deferred tax assets before valuation allowance	28,416	12,413
Valuation allowance	(6,797)	(7,001)
Deferred tax assets	21,619	5,412
Deferred tax liabilities:
Capitalized software development costs	(4,011)	(3,211)
Lease right-of-use asset	(10,161)
Acquired intangibles	(8,107)	(10,000)
Property and equipment	(415)	(270)
Undistributed earnings	(921)	(437)
Other	(278)	(210)
Deferred tax liabilities	(23,893)	(14,128)
Deferred tax liabilities, net	(2,274)	(8,716)
Deferred tax assets, net	2,808	2,965
Deferred tax liabilities, net	$ (5,082)	$ (11,681)